Earnings per Share (Tables)	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The computation of basic and diluted earnings per share under the two-class method is presented as follows:

	Three Months Ended
	March 31,
	2016	2015
	(In thousands, except per share data)
Basic earnings per common share:
Allocation of earnings:
Net income attributable to Western Refining, Inc.	$30,538	$105,989
Distributed earnings	(35,601)	(28,638)
Undistributed income (loss) available to Western Refining, Inc.	$(5,063)	$77,351
Weighted-average number of common shares outstanding	92,078	95,567
Basic earnings per common share:
Distributed earnings per share	$0.39	$0.30
Undistributed earnings (loss) per share	(0.05)	0.81
Basic earnings per common share	$0.34	$1.11

Diluted earnings per common share:
Net income attributable to Western Refining, Inc.	$30,538	$105,989
Weighted-average diluted common shares outstanding	92,144	95,682
Diluted earnings per common share	$0.33	$1.11

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The computation of the weighted average number of diluted shares outstanding is presented below:

	Three Months Ended
	March 31,
	2016	2015
	(In thousands)
Weighted-average number of common shares outstanding	92,078	95,567
Restricted share units	66	115
Weighted-average number of diluted shares outstanding	92,144	95,682